Inv Adv | Spartan International Index Fund
Fund Summary Fund/Class: Spartan®International Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan International Index Fund	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan International Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.14%	0.11%
Total annual operating expenses		0.20%	0.17%
Fee waiver and/or expense reimbursement	[1]		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement			0.12%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Inv Adv Spartan International Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	20	12
3 years	64	49
5 years	113	90
10 years	255	212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	25.40%	June 30, 2009
Lowest Quarter Return	-19.75%	September 30, 2011
Year-to-Date Return	4.26%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Inv Adv Spartan International Index Fund	Past 1 year	Past 5 years	Past 10 years	Life of class		Inception Date
Investor Class Return Before Taxes	18.69%	(3.31%)	8.33%
Investor Class Return After Taxes on Distributions	18.30%	(3.63%)	8.00%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	12.95%	(2.73%)	7.45%
Fidelity Advantage Class Return Before Taxes	18.78%	(3.27%)		3.31%	[1]	Oct. 14, 2005
MSCI EAFE Index (reflects no deduction for fees or expenses)	17.48%	(3.54%)	8.39%
[1]	From October 14, 2005.